LEASES - Weighted-average lease terms and discount rates (Details)	Dec. 31, 2025	Dec. 31, 2024
LEASES
Weighted-average remaining lease term, Operating leases	2 years 4 months 2 days	2 years 6 months
Weighted-average remaining lease term, Finance leases	11 months 23 days	1 year 8 months 12 days
Weighted-average discount rate, Operating leases	10.40%	14.20%
Weighted-average discount rate, Finance leases	8.00%	8.00%